Financial Instruments - Additional Information (Detail) (Toledo Spirit time-charter derivative [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Toledo Spirit time-charter derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 27,554	$ 21,256
Discount rate over remaining duration of contract	7.40%	8.40%